Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity Information [Line Items]
Utility operating revenues	$ 292,477	$ 316,637	$ 335,574	$ 314,160	$ 355,303	$ 307,874	$ 321,274	$ 299,569	$ 327,017	$ 624,678	$ 669,463	$ 1,321,674	$ 1,255,734	$ 1,229,777
Utility operating income	26,126	33,885	49,311	33,174	44,543	28,282	47,719	31,783	42,962	66,482	77,717	160,913	150,746	162,900
Net income	(5,265)	14,128	28,471	11,663	23,706	5,464	27,336	9,588	21,661	16,944	35,369	77,968	64,049	71,996
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Utility operating revenues	292,477	316,637	335,574	314,160	355,303	307,874	321,274	299,569	327,017	624,678	669,463	1,321,674	1,255,734	1,229,777
Utility operating income	26,126	33,885	49,311	33,174	44,543	28,282	47,719	31,783	42,962	66,482	77,717	160,913	150,746	162,900
Net income	$ 15,344	$ 22,025	$ 36,319	$ 19,797	$ 31,387	$ 14,584	$ 35,100	$ 17,762	$ 29,106	$ 45,045	$ 51,184	$ 109,528	$ 96,552	$ 104,129